Employee Headcount	12 Months Ended
Dec. 31, 2022
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.5).

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2022				12/31/2021				12/31/2020
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	5,672	4,617	5,247	15,536	5,947	4,586	5,113	15,646	6,278	4,589	5,525	16,392
Services	8,247	5,580	5,841	19,669	8,229	5,491	5,924	19,644	8,175	5,934	5,733	19,842
Research and development	16,606	6,416	11,100	34,122	15,347	6,326	10,571	32,244	13,705	6,094	9,781	29,580
Sales and marketing	12,207	12,511	5,831	30,548	11,136	11,598	5,481	28,215	10,348	10,485	5,000	25,834
General and administration	3,466	2,186	1,280	6,932	3,374	2,306	1,199	6,879	3,285	2,161	1,243	6,689
Infrastructure	2,800	1,440	914	5,154	2,609	1,353	824	4,786	2,291	1,107	696	4,094
SAP Group (December 31)	48,999	32,749	30,213	111,961	46,641	31,660	29,113	107,415	44,082	30,369	27,979	102,430
Thereof acquisitions	188	214	8	410	462	407	45	914	609	97	75	781
SAP Group (months' end average)	48,408	32,668	29,939	111,015	45,359	30,651	28,354	104,364	43,340	30,306	27,830	101,476